Leases - Finance lease liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Leases
Equipment Lease	$ 372,642
Less: current portion	(191,330)
Long term portion	181,312
Financing lease liabilities included in accounts payable and accrued liabilities	$ 385,951	$ 0